LEASES - Summary of future maturities of lease payments for operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Operating Leases
2026	$ 18,616
2027	17,311
2028	13,383
2029	10,035
2030	7,086
Thereafter	6,584
Total lease payments	73,015
Less: imputed interest	(17,089)
Present value of lease liabilities	55,926	$ 45,813
Finance Leases
2026	32
2027	5
2028	0
2029	0
2030	0
Thereafter	0
Total lease payments	37
Less: imputed interest	(1)
Present value of lease liabilities	$ 36	$ 118